Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments
12 Commitments

Gas supply

Natural gas supply contracts have specific characteristics, including minimum withdrawal obligations by the Company (take-or-pay for the commodity and ship-or-pay for transportation). If the Company consumes volumes below the contracted minimums, it is required to pay the difference between the consumed volume and the minimum contracted volumes, with the possibility of offsetting such differences through additional consumption during the contract term, provided that consumption exceeds the minimum contracted amount.

Additionally, the contracts allow for the recovery of any accumulated volume. Based on consumption projections and current contractual conditions, management estimates that it will be possible to fully recover the volumes accumulated to date, considering that, during the recovery period, no new accumulations related to the minimum commitments for that period will occur.

Given the recoverable nature of these rights, amounts paid but not used are recognized as an asset under ‘Unused transportation.’ Management applies significant estimates and judgments to assess the recoverability of these volumes, taking into account demand projections, market conditions, and consumption history, which are subject to periodic review and may be adjusted in future periods depending on economic and operational circumstances.

Considering the current gas supply contracts, the subsidiaries have financial commitments totaling an estimated present value of R$ 22,926,446.

Rumo concession

The sub-concession contracts in which Rumo, through its subsidiaries generally include commitments to execute investments with certain characteristics during the term of the agreement. These include:

(i)	The second addendum to the renewal of the Paulista rail network concession, signed on May 27, 2020, stipulated the execution, throughout the concession period, of a set of investment projects aimed at increasing capacity and reducing urban conflicts, estimated by the agency at R$ 6,100,000 (value updated to December 2017). Part of this amount comprises the obligations outlined in the second addendum.
(ii)	On May 27, 2024, through the 6th addendum to the Paulista Railway concession contract, the works and deadlines of the obligations assumed at the time of the signing of the 2nd Addendum to the Contract were renegotiated.
(iii)

The Subconcession Agreement of the Central Network stipulates investments within a defined timeframe (ranging from one to three years from the date of contract execution on July 31, 2019), estimated by ANTT at R$ 645,573.